Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	$ 1,168	¥ 97,148
Investment in securities	609	50,679
Other operating assets	103	8,537
Other assets	174	14,399
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	$ 2,054	¥ 170,763